Segment and geographic information - Geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and Long-lived assets (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1],[2]	¥ 1,892,485	¥ 1,562,000	¥ 1,335,577
Consolidated, Income (loss) before income taxes	[1]	471,964	273,850	149,474
Consolidated, Long-lived assets		469,176	488,440	500,887
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1],[2]	589,122	453,069	290,036
Consolidated, Income (loss) before income taxes	[1]	65,753	14,650	(51,743)
Consolidated, Long-lived assets		111,312	121,633	114,946
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1],[2]	375,648	269,292	163,977
Consolidated, Income (loss) before income taxes	[1]	20,348	(33,064)	9,206
Consolidated, Long-lived assets		55,515	62,063	53,161
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1],[2]	61,730	56,684	68,817
Consolidated, Income (loss) before income taxes	[1]	50,878	23,795	31,003
Consolidated, Long-lived assets		31,656	33,820	23,839
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1],[2]	1,026,500	779,045	522,830
Consolidated, Income (loss) before income taxes	[1]	136,979	5,381	(11,534)
Consolidated, Long-lived assets		198,483	217,516	191,946
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1],[2]	865,985	782,955	812,747
Consolidated, Income (loss) before income taxes	[1]	334,985	268,469	161,008
Consolidated, Long-lived assets		¥ 270,693	¥ 270,924	¥ 308,941

[1]	Includes gains from the estimated recoverable amounts and collected amounts for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event.
[2]	There is no revenue derived from transactions with a single major external customer.